Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties
Name	Relationship with the Company
Gangjiang Li	Principle Shareholder
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	46.01% controlled by Gangjiang Li and 1.36% controlled by Yi Ma
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”)	26.32% controlled by Gangjiang Li and 13.43% controlled by Yi Ma
Bejing Guosheng Huaxing Technology Co., Ltd. (“Beijing Guosheng Huaxing”)	Controlled by Gangjiang Li
Beijing Zhongshi Huiyun Technology Co., Ltd. (“Beijing Zhongshi Huiyun”)	Controlled by Gangjiang Li
Nanjing Baishi Cloud Technology Co. Ltd. (“Nanjing Baishi Cloud”)	Controlled by Gangjiang Li
Nanjing Baishi Cloud Technology Co., Ltd. (“Nanjing Baishi Cloud”)	Controlled by Gangjiang Li

Schedule of Sales to Related Parties	Sales to related parties
	For the Six Months Ended December 31,
	2024	2023
Nanjing Guosheng Huaxing	5,868	5,868

Schedule of Consolidated Balance Sheet and the Maximum Exposure to Loss as a Result of Providing the Guarantee	A comparison of the carrying amounts of the guarantee recognized in the consolidated balance sheet and the maximum exposure to loss as a result of providing the guarantee is presented as follows.
		Maximum
	Carrying	exposure to
	Amount	loss
Guarantee provided by the Company to Nanjing Baishi Cloud	$—	$6,343,690

Schedule of Balances with Related Parties

As of December 31, 2024 and June 30, 2024, the balances with related parties were as follows:

	December 31,	June 30,
	2024	2024
Prepayments - related parties
Nanjing Guosheng Huaxing	64,622	64,908
	64,622	64,908

Accounts payable - related parties
Jinan Zhongshi Huiyun	384,379	-
	384,379	-

Due to related parties
Beijing Guosheng Huaxing	24,660	66,050
Beijing Zhongshi Huiyun	32,880	49,538
	57,540	115,588